GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Tables)	9 Months Ended
Sep. 30, 2013
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
Gain on sale of assets and amortization of deferred gains
Gain on sale of assets and amortization of deferred gains in the nine months ended September 30, 2013 and September 30, 2012 is summarized as follows:

	Nine months ended September 30,
(in thousands of $)	2013	2012
Net gain on lease terminations	7,410	10,619
Loss on sale of assets	—	(2,109)
Amortization of deferred gains	2,322	11,362
	9,732	19,872